Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leased Assets [Line Items]
Lease Expense	$ 4,339	$ 5,261	$ 4,820
Operating Lease Payments	2,569	3,825	3,642
Operating lease right of use assets	14,674	14,134
Operating lease liabilities accrued current	2,528
Operating lease liabilitites long term	$ 12,413
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent
Right-of-use asset obtained in exchange for operating lease liability	$ 3,198	13,823	$ 6,467
Other Noncurrent Liabilities
Operating Leased Assets [Line Items]
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent
Accounting Standards Update 2016-02
Operating Leased Assets [Line Items]
Operating lease right of use assets	$ 14,674	$ 14,134
Operating lease weighted average remaining lease term	7 years 9 months 14 days	8 years 25 days
Operating lease weighted average discount rate	2.49%	2.56%
Accounting Standards Update 2016-02 | Other Current Liabilities
Operating Leased Assets [Line Items]
Operating lease liabilities accrued current	$ 2,528	$ 2,343
Accounting Standards Update 2016-02 | Other Noncurrent Liabilities
Operating Leased Assets [Line Items]
Operating lease liabilitites long term	$ 12,413	$ 12,696